Related Party Transactions (Details) - Schedule of Due From Related Parties - USD ($)		6 Months Ended	12 Months Ended
		Mar. 31, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Total due from related parties		$ 4,874,422	$ 36,257
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	[1]	An entity controlled by the CEO
Total due from related parties	[1]	$ 4,835,861
Huaniaoyuan Catering Management (Changzhou) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship		An entity controlled by the CEO
Total due from related parties		$ 31,628	33,285
Other [Member]
Related Party Transaction [Line Items]
Related party relationship		Director of the Company
Total due from related parties		$ 6,933	$ 2,972

[1]	As of March 31, 2023, the balance due from a related party, Zhongjin Kanglu, was $4,835,861. During the six months ended March 31, 2023, as a business collaboration, the Company made advances to Zhongjin Kanglu in the amount of $4,804,800 (RMB33.0 million) as for its temporary working capital needs during the normal course of business. As of the date of this report, the $4,804,800 advance made to Zhongjin Kanglu has been fully collected. The Company expects to make no such advances to its related parties in the future.